INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2022
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

NOTE 11. INVESTMENT PROPERTIES

The table below sets forth the reconciliation between the initial balance account and the balance at the end of the period, at fair value:

	December 31, 2022	December 31, 2021
In millions of COP
Balance at the beginning of the year	3,132,220	2,839,350
Acquisitions	731,600	14,709
Subsequent expenditure recognised as an asset	66,745	422,755
Sales/Write-offs	(233,974)	(259,743)
Acquisitions through business combination(1)	60,850	-
Amount reclassified from inventories(2)	-	47,387
Gains on valuation(3)	236,617	67,762
Balance at the end of the period(4)	3,994,058	3,132,220
(1)	See Note 9.3 Business combination.
(2)	In 2021, the amount relates to returned properties from financial leasing operations that were reclassified from inventories to investment property, because they are held for obtaining profits and capital appreciation.
(3)	See Note 25.4 Other operating income, net. Line Investment property valuation.
(4)	Between December 31, 2022 and 2021, there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 30 Fair value of assets and liabilities.

The valuation adjustments recorded by the Bank related to its investment properties are detailed below:

As of December 31, 2022

	Balance at the		Net increase (decrease)		Acquisitions		Adjusted fair
Type of asset	beginning of the	Appraisals	in investment		from business		value at the end
	year		properties		combination		of the year
In millions of COP
Buildings	2,949,720	239,823	619,563	(1)	-		3,809,106
Lands	182,500	(3,206)	(55,192)	(2)	60,850	(3)	184,952
Total	3,132,220	236,617	564,371		60,850		3,994,058
(1)	Corresponds mainly to increases in P.A. MERCURIO for COP 249,492, FCP Fondo Inmobiliario Colombia for COP 242,274, Bancolombia S.A. for COP 221,834 and sales made by FCP Fondo Inmobiliario Colombia for COP 147,483.
(2)	Corresponds mainly to the sale of land by Valores Simesa S.A.
(3)	See Note 9.3. Business combination.

As of December 31, 2021

	Balance at the		Net increase (decrease)		Acquisitions	Amount	Adjusted fair
Type of asset	beginning of the	Appraisals	in investment		from business	reclassified	value at the end
	year		properties		combination	from inventories	of the year
In millions of COP
Buildings	2,583,155	72,533	246,645	(1)	-	47,387	2,949,720
Lands	256,195	(4,771)	(68,924)	(2)	-	-	182,500
Total	2,839,350	67,762	177,721		-	47,387	3,132,220
(1)	Corresponds mainly to additions for subsequent expenditure recognised as an asset amounting to COP 422,155, and the sales amounting to COP 169,866 by FCP Fondo Inmobiliario Colombia.
(2)	Corresponds to the disposal of eight lands by Valores Simesa S.A.

Amounts recognized in the statement of income for the period.

The table sets forth the main income recorded by the Bank related to its investment properties:

	December 31, 2022	December 31, 2021	December 31, 2020
	In millions of COP
Income from rentals	157,511	139,021	125,494
Operating expenses due to:
Investment properties that generated income through rentals	21,267	15,331	16,012
Investment properties that did not generate income through rentals	19,021	10,050	6,004

Currently, there are no restrictions on the use or income derived from the buildings or lands that the Bank has as investment property.

The fair value of the Bank’s investment properties for the year ending at December 31, 2022 and 2021, has been recorded according to the assessment made by independent external consulting companies that have the appropriate capacity and experience in performing those assessments. The appraisers are either approved by the Property Market Auctions of Colombia or foreign appraisers, who are required to provide a second signature by a Colombia appraiser accredited by the Property Market Auctions.

Fair value appraisals are carried out in accordance with IFRS 13. The reports made by the external consulting company contain the description of the valuation methodologies used, and key assumptions such as: discount rates, calculation of applied expenses and income approach, among others. The fair value of the investment properties is based on the comparative market approach, which reflects the prices of recent transactions with similar characteristics. Upon determining the fair value of these investment properties, the greater and best use of these investment properties is their present use. For further information about measurement techniques and inputs used by consulting companies, see Note 30 Fair Value of assets and liabilities.

As of December 31, 2022 and 2021, the Bank does not have investment properties held under financial leases.